RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	As of September 30,
	2023	2024
	US$	US$
Loan advance to related party
Sin Yuk Hung (shareholder)	218,109	-
Loan received from related party
Asia International Securities Exchange Co., Limited (shareholder)	935,107	2,430,691
Due (to) from related parties
Lam Shing Kwan Henry (former executive officer)	(17,099)	440,164
Ngan Ching Shun (executive officer)	(9,723)	260,957
Ng Yi To Peter (director)	(3,353)	82,085

	(30,175)	783,206

SCHEDULE OF COLLATERAL AND GUARANTEE BY RELATED PARTIES

The collateral and guarantee made by related parties to the Company as of September 30, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2024
			US$	US$
Guarantee by Lam Shing Kwan Henry for revolving loans and credit card	Bank of Comm	On demand	897,435	897,435
Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	The Hongkong and Shanghai Banking Corporation Limited	On demand	7,949	-
Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Bank of Comm	On demand	769,230	591,207
			1,674,614	1,488,642

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.

The collateral and guarantee made by related parties to the Company as of September 30, 2023 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2023
			US$	US$
Guarantee by Lam Shing Kwan Henry for revolving loans and credit card	Bank of Comm	On demand	1,282,050	1,282,050
Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	The Hongkong and Shanghai Banking Corporation Limited	On demand	7,949	-
Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Bank of Comm	On demand	1,153,846	934,918
			2,443,845	2,216,968